Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Minimum rental payments under our various operating leases in the year indicated are as follows at December 31, 2016:

(Millions)
2017	$61
2018	37
2019	35
2020	29
2021	21
Thereafter	42
Total minimum rental payments	$225